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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MatlinPatterson Capital Management L.P.
                  520 Madison Avenue
                  New York, NY 10022-4213

Form 13F File Number:      028-12832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mike Sukhadwala
Title:      Portfolio Manager
Phone:      (212) 651-4248

Signature, Place, and Date of Signing:

/s/ Mike Sukhadwala              New York, NY           January 27, 2010
-------------------------     ------------------      ---------------------
     [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                            0
                                                             ------------------

Form 13F Information Table Entry Total:                                      15
                                                             ------------------

Form 13F Information Table Value Total:                                $179,025
                                                             ------------------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.                        NAME
         ---------                  ---------------------------

         None.


                                              MatlinPatterson Capital Management L.P.
                                                     Form 13F Information Table
                                                  Quarter ended December 31, 2009


                                                                                       Investment Discretion       Voting Authority

                                                    Fair Market   Shares or
                            Title of       Cusip       Value      Principal  SH/  Put/      Shared  Shared Other
Issuer                      of Class       Number  (in thousands)   Amount   PRN  Call Sole Defined Other  Managers Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
BAXTER INTL INC                COM        071813109     $2,641        45,000  SH         X                           X
-----------------------------------------------------------------------------------------------------------------------------------
CANADIAN SUPERIOR ENERGY
INC                            COM        136644101     $8,188    13,646,884  SH         X                           X
-----------------------------------------------------------------------------------------------------------------------------------
COCA COLA CO                   COM        191216100     $17,100      300,000  SH         X                           X
-----------------------------------------------------------------------------------------------------------------------------------
GARMIN LTD                     ORD        G37260109     $1,535        50,000  SH   PUT   X                           X
-----------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO                 COM        406216101     $7,523       250,000  SH   CALL  X                           X
-----------------------------------------------------------------------------------------------------------------------------------
HARLEY DAVIDSON INC            COM        412822108     $2,520       100,000  SH   PUT   X                           X
-----------------------------------------------------------------------------------------------------------------------------------
                               MSCI
ISHARES TR INDEX               EMERG MKT  464287234     $8,300       200,000  SH   PUT   X                           X
-----------------------------------------------------------------------------------------------------------------------------------
                               RUSSELL
ISHARES TR INDEX               2000       464287655     $31,220      500,000  SH   PUT   X                           X
-----------------------------------------------------------------------------------------------------------------------------------
                               DJ US
ISHARES TR INDEX               REAL EST   464287739     $22,960      500,000  SH   PUT   X                           X
-----------------------------------------------------------------------------------------------------------------------------------
MELCO CROWN ENTMT LTD          ADR        585464100     $6,720     2,000,000  SH         X                           X
-----------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC                    COM        713448108     $18,240      300,000  SH         X                           X
-----------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO            COM        742718109     $6,063       100,000  SH         X                           X
-----------------------------------------------------------------------------------------------------------------------------------
RANGE RES CORP                 COM        75281A109     $9,970       200,000  SH   CALL  X                           X
-----------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP                 COM        907818108     $12,780      199,998  SH         X                           X
-----------------------------------------------------------------------------------------------------------------------------------
XTO ENERGY INC                 COM        98385X106     $23,265      500,000  SH         X                           X
-----------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                                 $179,025
(in thousands)

